                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                               Washington DC 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment [ ]; Amendment number:
                                               ----------
This Amendment (Check only one):   [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Tweedy, Browne Company LLC
Address:   350 Park Avenue, 9th Floor
           New York, NY 10022

Form 13F File Number: 28-1222

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this report on Behalf of Reporting Manager:

Name:    Kenneth E. Leopold
Title:   General Counsel
Phone:   212-916-0600

Signature, Place, and Date of Signing:


------------------------------------   New York, New York   02/08/2007
Kenneth E. Leopold                        City, State          Date
Signature

Report Type (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                                    FORM 13F
                                  SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 1

Form 13F Information Table Entry Total:           80

Form 13F Information Table Value Total:   $3,575,496

List of Other Included Managers:

Provide a numbered list of the name(s) and Form file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.                                                  1
Form 13F File Number:                         28-04975
Name:                   Affiliated Managers Group Inc.
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                           FORM 13F INFORMATION TABLE

           COLUMN 1             COLUMN 2   COLUMN 3    COLUMN 4        COLUMN 5        COLUMN 6   COLUMN 7          COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
                                TITLE OF                VALUE     SHRS OR  SH/  PUT/  INVESTMENT    OTHER        VOTING AUTHORITY
        NAME OF ISSUER            CLASS      CUSIP     [x$1000]   PRN AMT  PRN  CALL  DISCRETION  MANAGERS    SOLE    SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
ABN AMRO HLDGS ADR              ADR       000937102      54287    1693833  SH         SOLE                   1693833
AKZO NOBEL NV SPONSORED ADR     ADR       010199305      17466     286945  SH         SOLE                    286945
DIAGEO PLC- SPONSORED ADR       ADR       25243Q205      54090     682002  SH         SOLE                    682002
ENI SPONSORED ADR               ADR       26874R108        982      14595  SH         SOLE                     14595
GALLAHER GROUP PLC              ADR       363595109        585       6500  SH         SOLE                      6500
GLAXO SMITHKLINE PLC, ADR       ADR       37733W105      60277    1142482  SH         SOLE                   1142482
HEINEKEN HOLDINGS 'A' ADRS      ADR       B0DM8G4        27330     681534  SH         SOLE                    681534
HEINEKEN NV ADR                 ADR       2419176        37819    1592019  SH         SOLE                   1592019
INDUSTRIAS BACHOCO SA - SP      ADR       456463108       3045     105000  SH         SOLE                    105000
KOREA ELECTRIC POWER            ADR       500631106        575      25300  SH         SOLE                     25300
NOVARTIS AG ADR                 ADR       66987V109      11252     195897  SH         SOLE                    195897
SANOFI-AVENTIS ADR              ADR       80105N105      40013     866635  SH         SOLE                    866635
SK TELECOM - ADR                ADR       78440P108     110713    4181021  SH         SOLE                   4181021
UNILEVER (UL)                   ADR       904767704      12189     438142  SH         SOLE                    438142
UNILEVER (UN)                   ADR       904784709      46170    1694316  SH         SOLE                   1694316
HEINEKEN HOLDING NV             COM       B0CCH46       356137    8768723  SH         SOLE                   8768723
ENNSTONE PLC                    COM       0178725         5005    5470500  SH         SOLE                   5470500
LLOYDS TSB GROUP PLC            COM       0870612       260554   23294850  SH         SOLE                  22578850          716000
HONDA MOTOR CO LTD              COM       6435145         1475      37400  SH         SOLE                     37400
KRAFT INC.( New )               COM       6486046          685      34100  SH         SOLE                     34100
21ST CENTURY INS GROUP          COM       90130N103        726      41155  SH         SOLE                     41155
ACMAT CORP CLASS A              COM       004616207        843      51890  SH         SOLE                     51890
ALLIED IRISH BANKS PLC          COM       019228402        337       5550  SH         SOLE                      5550
ALTRIA GROUP, INC.              COM       02209S103        975      11363  SH         SOLE                     11363
AMERICAN EXPRESS COMPANY        COM       025816109     121231    1998196  SH         SOLE                   1941652           56544
AMERICAN NATIONAL INSURANCE CO  COM       028591105      44684     391590  SH         SOLE                    366909           24681
ANHEUSER-BUSCH COS. INC.        COM       035229103        748      15200  SH         SOLE                     15200
AT&T INC                        COM       00206R102        496      13865  SH         SOLE                     13865
BANK OF AMERICA CORP COM        COM       060505104      67569    1265576  SH         SOLE                   1166576           99000
BAUSCH & LOMB                   COM       071707103      18822     361542  SH         SOLE                    288542           73000
BERKSHIRE HATHAWAY INC DEL      COM       084670108      20788        189  SH         SOLE                       189
BLOUNT INTERNATIONAL INC        COM       951801059       7089     526695  SH         SOLE                    526695
COMCAST CORP - CLASS A          COM       20030N101        965      22793  SH         SOLE                     22793
COMCAST CORP SPECIAL CLASS A    COM       20030N200     158950    3795356  SH         SOLE                   3458356          337000
COMMONWEALTH TELEPHONE ENTPRS   COM       203349105       6928     165505  SH         SOLE                    165505
CON-WAY INC.                    COM       205944101      49771    1130142  SH         SOLE                   1047565           82577
CONOCOPHILLIPS                  COM       20825c104        720      10000  SH         SOLE                     10000
DOLLAR THRIFTY AUTOMOTIVE       COM       256743105       6947     152317  SH         SOLE                    152317
DOW CHEMICAL COMPANY            COM       260543103        533      13350  SH         SOLE                     13350
ELECTRONIC DATA SYSTEMS CORP    COM       285661104      15593     566004  SH         SOLE                    398750          167254
EXXON MOBIL CORPORATION         COM       30231G102        267       3484  SH         SOLE                      3484
FEDERATED INVESTORS INC (PA.)   COM       314211103      66805    1977646  SH         SOLE                   1885646           92000
FIRST LONG ISLAND CORP - NY     COM       320734106       2190      50044  SH         SOLE                     50044
FISHER COMPANIES INC            COM       337756209        257       5824  SH         SOLE                      5824
G & K SERVICES INC              COM       361268105       1560      40115  SH         SOLE                     40115
GATX CORP                       COM       361448103       4909     113301  SH         SOLE                    113301

GENERAL ELECTRIC CO             COM       369604103        694      18655  SH         SOLE                     18655
GENUINE PARTS CO                COM       372460105        573      12075  SH         SOLE                     12075
GORMAN-RUPP CO                  COM       383082104       2318      62696  SH         SOLE                     62696
GREAT AMERN FINL RES INC        COM       389915109      10845     470520  SH         SOLE                    470520
HOME DEPOT INC                  COM       437076102      98764    2459253  SH         SOLE                   2231060          228193
KRAFT FOODS INC-A               COM       50075n104        303       8500  SH         SOLE                      8500
LEUCADIA NATIONAL CORP          COM       527288104      19686     698082  SH         SOLE                    698082
MB FINANCIAL, INC.              COM       55264U108        975      25911  SH         SOLE                     25911
MBIA INC                        COM       55262C100     144508    1977930  SH         SOLE                   1861330          116600
NATIONAL WESTERN LIFE INS CO    COM       638522102      36784     159833  SH         SOLE                    159833
PNC FINANCIAL SERVICES GROUP I  COM       693475105      95031    1283511  SH         SOLE                   1232511           51000
POPULAR INC.                    COM       733174106      45165    2516183  SH         SOLE                   2516183
RAMCO GERSHENSON PROPERTIES TR  COM       751452202       4928     129218  SH         SOLE                    129218
RAYONIER INC                    COM       754907103      21183     516029  SH         SOLE                    516029
SHENANDOAH TELECOMMUNICATIONS   COM       82312B106        624      13280  SH         SOLE                     13280
SHERWIN WILLIAMS CO             COM       824348106        496       7800  SH         SOLE                      7800
STEPAN CO                       COM       858586100       2145      67723  SH         SOLE                     67723
TORCHMARK CORP                  COM       891027104     100915    1582725  SH         SOLE                   1582725
TRANSATLANTIC HLDGS             COM       893521104     133054    2142570  SH         SOLE                   1996246          146324
TRIBUNE CO                      COM       896047107      34283    1113802  SH         SOLE                   1032682           81120
TRUSTMARK CORPORATION           COM       898402102        667      20400  SH         SOLE                     20400
UNIFIRST CORP                   COM       904708104      54990    1431669  SH         SOLE                   1324984          106685
URSTADT BIDDLE PROPERTIES INC.  COM       917286106        263      15000  SH         SOLE                     15000
UST INC                         COM       902911106        946      16250  SH         SOLE                     16250
VERIZON COMMUNICATIONS          COM       92343V104        772      20718  SH         SOLE                     20718
WAL-MART STORES INC             COM       931142103     103161    2233879  SH         SOLE                   2083069          150810
WELLS FARGO & COMPANY           COM       949746101      74284    2088972  SH         SOLE                   2088972
AMERICAN INT'L GROUP            COM       026874107     439451    6132443  SH         SOLE                   5957743          174700
BRISTOL MYERS SQUIBB CO         COM       110122108      23692     900150  SH         SOLE                    733150          167000
COCA COLA FEMSA                 COM       191241108     135551    3567128  SH         SOLE                   3395628          171500
JOHNSON & JOHNSON               COM       478160104      22518     341075  SH         SOLE                    341075
NATUZZI SPA                     COM       63905A101      32894    3865354  SH         SOLE                   3865354
PFIZER INC                      COM       717081103     187079    7223142  SH         SOLE                   7043142          180000
SUN-TIMES MEDIA GROUP,INC.      COM       86688Q100      44600    9083454  SH         SOLE                   9083454